Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2018
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only) [Abstract]
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Balance Sheets
December 31, 2018 and 2017
(In thousands of US Dollars, except for share and per share data)

	2018	2017
ASSETS
Current assets:
Cash and cash equivalents	792	1,988
Restricted cash	50	50
Other current assets	222	323
Total current assets	1,064	2,361

Non-current assets:
Investments in subsidiaries*	52,999	64,121
Total non-current assets	52,999	64,121

TOTAL ASSETS	54,063	66,482

LIABILITIES AND STOCKHOLDERS EQUITY
Current liabilities:
Trade accounts and other payables	433	257
Accrued liabilities	1,854	785
Total current liabilities	2,287	1,042

Non-current liabilities:
Due to related parties, noncurrent	19,349	17,342
Long-term portion of convertible notes	11,124	6,785
Total liabilities	32,760	25,169

Commitments and contingencies	-	-

STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	-	-
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2018 and 2017; 2,666,223 and 2,465,289 shares issued and outstanding as at December 31, 2018 and 2017, respectively	-	-
Additional paid-in capital	385,846	383,010
Accumulated deficit	(364,543)	(341,697)
Total Stockholders' equity	21,303	41,313
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	54,063	66,482

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
 Statements of Loss
For the years ended December 31, 2018, 2017 and 2016
(In thousands of US Dollars, except for share and per share data)

	2018	2017	2016
Expenses:
General and administration expenses	(3,380)	(2,642)	(2,115)
Operating loss	(3,380)	(2,642)	(2,115)

Other (expenses) / income, net:
Interest and finance cost – related party	(8,881)	(5,122)	(2,621)
Gain on debt refinancing	-	11,392	-
Other, net	(327)	(29)	(18)
Total other (expenses) / income, net	(9,208)	6,241	(2,639)

Equity in loss of subsidiaries*	(8,470)	(6,834)	(19,869)

Net loss	(21,058)	(3,235)	(24,623)

Net loss per common share
Basic	(8.40)	(1.35)	(17.97)
Weighted average common shares outstanding
Basic	2,507,087	2,389,719	1,370,200

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Statements of Cash Flows
For the years ended December 31, 2018, 2017 and 2016
(In thousands of US Dollars)

	2018	2017	2016
Net cash (used in) / provided by operating activities	(5,609)	6,314	(2,441)

Cash flows used in investing activities:
Investments in subsidiaries	2,413	(40,972)	(28,734)
Net cash provided by / (used in) investing activities	2,413	(40,972)	(28,734)

Cash flows from financing activities:
Net proceeds from issuance of common stock	-	2,637	22,606
Proceeds from convertible notes	-	9,000	9,400
Proceeds from related party debt	2,000	16,200	12,800
Repayments of related party debt	-	-	(6,900)
Repayments of convertible notes	-	-	-
Net cash provided by financing activities	2,000	27,837	37,906

Net (decrease) / increase in cash and cash equivalents and restricted cash	(1,196)	(6,821)	6,731
Cash and cash equivalents and restricted cash at beginning of period	2,038	8,859	2,128
Cash and cash equivalents and restricted cash at end of period	842	2,038	8,859

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for:
Interest	3,648	2,773	1,176

Non cash financing activities:
Shares issued in connection with financing	1,541	-	-
Conversion of related party debt into convertible note	-	(4,750)	-

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Notes To The Condensed Financial Statements
(All amounts in footnotes in thousands of US Dollars)

1.	Basis of Presentation

In the parent-company-only condensed financial statements, the Parent Company's (the "Company") investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company did not receive cash dividends from its subsidiaries during the years ended December 31, 2018, 2017 and 2016.

The parent-company-only condensed financial statements should be read in conjunction with the Company's consolidated financial statements.

2.	Transactions with Related Parties

Convertible Notes

On March 12, 2015, the Company issued a convertible note of $4,000 to Jelco for general corporate purposes. As amended, at Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $13.50 per share.

On September 7, 2015, the Company issued a revolving convertible note of up to $6,765 to Jelco for general corporate purposes. As amended, the maximum principal amount available to be drawn was increased to $24,665. Following an amendment on September 1, 2018, a drawdown request of up to $3,500 may be made by April 10, 2019 (the “Final Revolving Advance Date”). If the request is not made by the Final Revolving Advance Date, the advance will not be available to be drawn and the principal amount will be decreased to $21,165. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $13.50 per share.

On September 27, 2017, the Company issued a convertible note of $13,750 to Jelco. As amended, at Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $13.50 per share. Of the $13,750 under the note, $4,750 were used to make a mandatory prepayment under the May 2017 Jelco loan facility.

See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.

Loan Agreements

On October 4, 2016, the Company entered into a $4,150 secured loan facility with Jelco to finance the initial deposits for the vessels Lordship and the Knightship. On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that may be borrowed under the facility to up to $12,800. On December 14, 2016, the Company prepaid Jelco a total of $6,900 in accordance with the facility provisions.

On March 28, 2017, the Company had entered into a $47,500 loan agreement with Jelco. Under the terms of this agreement, Jelco would have made available this facility to the Company in the event that the Company was not able to secure third party financing to partly fund a couple of the its transactions. This facility was terminated on September 27, 2017, and no amounts were drawn down under this facility.

On May 24, 2017, the Company entered into an up to $16,200 secured loan facility with Jelco to partially finance the acquisition of the Partnership. The Company drew down the $16,200 on May 24, 2017. On June 22, 2017 and on August 22, 2017, the Company entered into supplemental letters with Jelco to amend the terms of this loan facility, whereby a mandatory repayment of $4,750 was deferred until September 29, 2017. On September 27, 2017, the facility was amended and restated. The mandatory repayment of $4,750 was financed by the convertible note issued to Jelco on September 27, 2017.

On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco for working capital purposes. The Company drew down the $2,000 on April 12, 2018. The facility, as amended and restated on June 13, 2018 and as further amended on August 11, 2018 and January 31, 2019 by supplemental letters, bears interest at 10% per annum, payable quarterly, and the principal is payable in one bullet payment due on April 1, 2019. The facility is secured by a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. As of December 31, 2018, $2,000 was outstanding under this loan facility and is classified under non-current liabilities.

See Note 3 "Transactions with Related Parties" to the consolidated financial statements for further information.

In March 2019, the Company reached an in-principle agreement with Jelco for (i) an additional term loan facility in the amount of $7,000 to be provided by Jelco to the Company, the proceeds of which will be used to (a) refinance the Third Jelco Loan Facility with current outstanding balance of $2,000 and (b) for general corporate purposes; (ii) the extension of the maturity of the First Jelco Note to December 31, 2020 and (iii) the extension of the availability of the $3,500 advance under the Second Jelco Note by one more year, to April 10, 2020. This agreement is subject to completion of definitive documentation.

3.	Guarantee

The Company has guaranteed the payment of principal and interest under the terms of the following loan agreements: the March 6, 2015 loan agreement with Alpha Bank A.E., the September 1, 2015 loan agreement with Hamburg Commercial Bank AG, formerly known as HSH Nordbank AG, the September 11, 2015 facility agreement with UniCredit Bank AG, the November 4, 2015 loan agreement with Alpha Bank A.E., the May 24, 2017 facility agreement with Amsterdam Trade Bank N.V, the June 11, 2018 loan agreement with Blue Ocean maritime lending funds managed by EnTrustPermal and the June 28, 2018 sale and leaseback agreement with Hanchen Limited. In the event of a default under these loan agreements, the Company will be directly liable to the lenders. These facilities mature at various times between 2020 and 2026. The maximum potential amount that the Company could be liable for under these guarantee as of December 31, 2018 is $195,857.

See Note 7 "Long-Term Debt" to the consolidated financial statements for further information.

4.	Restrictions Which Limit the Payment of Dividends

Restrictions on Payment of Dividends

The Alpha Bank A.E. loan facility dated March 6, 2015 places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.

The Alpha Bank A.E. loan facility dated November 4, 2015 places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period.

Restricted Net Assets of Consolidated Subsidiaries

As of December 31, 2018, the negative restricted net assets of the vessel owning subsidiary of Geniuship under the September 1, 2015 loan agreement with Hamburg Commercial Bank AG amounted to $903. As of December 31, 2018, the restricted net assets of the vessel owning subsidiary of Gloriuship under the September 1, 2015 loan agreement with Hamburg Commercial Bank amounted to $1,721. The Hamburg Commercial Bank AG loan agreement places a restriction on the vessel owning subsidiaries' ability to distribute dividends to the t, in case the market values of Geniuship and Gloriuship plus any additional security is less than 145% of total facility outstanding and the cash balance of the borrowers after distribution of dividends is less than $3,000. The $3,000 condition on payment of dividends does not apply after June 30, 2018.

As of December 31, 2018, the restricted net assets of the vessel owning subsidiary of Partnership that has entered into the May 24, 2017 loan agreement with Amsterdam Trade Bank NV (ATB), as amended and restated in September 25, 2017, amounted to $15,219. The ATB loan agreement places a restriction on the vessel owning subsidiary's ability to distribute dividends to the Company, unless an additional repayment in an aggregate amount of $3,190 have been made.